Segment - Schedule of Segment Revenue, Profit and Significant Segment Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Total operating revenues	$ 29,900	$ 31,200	$ 51,900	$ 54,800
Less:
Voyage expenses and commissions	(400)	(300)	(500)	(700)
General and administrative expenses	(1,500)	(1,300)	(2,600)	(2,700)
Depreciation	(7,300)	(6,500)	(14,600)	(11,900)
Income (loss) from equity method investment	(1)	0	4	0
Interest income	300	400	400	600
Interest expense, net of amounts capitalized	(12,800)	(11,000)	(25,900)	(20,200)
Income tax (expenses)	0	0	0	0
Net income (loss) attributable to shareholders of Himalaya Shipping Ltd.	1,100	6,900	(5,300)	9,400
Reportable Segment
Segment Reporting Information [Line Items]
Total operating revenues	29,900	31,200	51,900	54,800
Less:
Crew costs	(4,000)	(3,300)	(7,900)	(6,100)
Other vessel operating expenses	(3,100)	(2,300)	(6,100)	(4,400)
Voyage expenses and commissions	(400)	(300)	(500)	(700)
General and administrative expenses	(1,500)	(1,300)	(2,600)	(2,700)
Depreciation	(7,300)	(6,500)	(14,600)	(11,900)
Income (loss) from equity method investment	0	0	0	0
Interest income	300	400	400	600
Interest expense, net of amounts capitalized	(12,800)	(11,000)	(25,900)	(20,200)
Income tax (expenses)	0	0	0	0
Net income (loss) attributable to shareholders of Himalaya Shipping Ltd.	$ 1,100	$ 6,900	$ (5,300)	$ 9,400